UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller

Leuthold Weeden Capital Management

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2024

LEUTHOLD FUNDS

Leuthold Core Investment Fund

Retail Class Shares LCORX

Institutional Class Shares LCRIX

Leuthold Global Fund

Retail Class Shares GLBLX

Institutional Class Shares GLBIX

Leuthold Select Industries Fund

LSLTX

Leuthold Grizzly Short Fund

GRZZX

Leuthold Core ETF

LCR

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Inside Cover - blank

Leuthold Funds

Table of Contents

Leuthold Funds - 2024 Semi-Annual Report	i

Leuthold Funds

(Unaudited)

Leuthold Funds - 2024 Semi-Annual Report	1

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2024

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2024

^ Amount is less than 0.05%.

Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds

(Unaudited)

2	Leuthold Funds - 2024 Semi-Annual Report

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2024*

Materials 6.5%
Information Technology 30.8%
Energy 6.7%
Industrials 10.1%
Communication Services 13.9%
Consumer Discretionary 10.2%
Financials 10.4%
Health Care 11.4%

Leuthold Grizzly Short Fund
Allocation of Securities Sold Short
March 31, 2024**

Grizzly Short Fund

Allocation of Securities Sold Short

March 31, 2024

Communication Services 1.0%
Real Estate 1.0%
Utilities 1.6%
Consumer Staples 4.6%
Information Technology 5.4%
Financials 5.6%
Consumer Discretionary 6.1%
Energy 6.2%
Index Funds 6.7%
Materials 10.4%
Health Care 13.0%
Sector Funds 16.8%
Industrials 21.6%

* Excludes short-term investments less than 5% of net assets. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

**Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds

(Unaudited)

Leuthold Funds - 2024 Semi-Annual Report	3

Leuthold Core ETF
Allocation of Portfolio Holdings
March 31, 2024

Leuthold Core Investment Fund

Schedule of Investments

March 31, 2024 (Unaudited)

4	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 69.5%
Banks - 0.7%
M&T Bank Corp.	12,877	$1,872,831
Old National Bancorp/IN	108,159	1,883,048
		3,755,879
Chemicals - 0.0%(a)
China Lumena New Materials Corp. (b)(c)	20,950	0

Communications Equipment - 0.6%
Cisco Systems, Inc.	68,935	3,440,546

Construction Materials - 3.3%
Cemex SAB de CV - ADR (c)	369,207	3,326,555
CRH PLC	62,890	5,424,892
Eagle Materials, Inc.	13,690	3,720,257
Martin Marietta Materials, Inc.	5,768	3,541,206
Summit Materials, Inc. - Class A (c)	72,410	3,227,314
		19,240,224
Distributors - 0.5%
LKQ Corp.	58,581	3,128,811

Electrical Equipment - 0.3%
NEXTracker, Inc. - Class A (c)	26,411	1,486,147

Electronic Equipment, Instruments & Components - 2.6%
Flex, Ltd. (c)	151,630	4,338,134
Jabil, Inc.	45,864	6,143,483
TE Connectivity Ltd.	29,742	4,319,728
		14,801,345

	Shares	Fair Value
Energy Equipment & Services - 2.8%
Baker Hughes Co.	87,906	$2,944,851
Halliburton Co.	75,884	2,991,347
Liberty Energy, Inc.	71,228	1,475,844
NOV, Inc.	93,605	1,827,170
Schlumberger NV	63,237	3,466,020
Tenaris SA - ADR	80,332	3,154,638
		15,859,870
Entertainment - 1.1%
Netflix, Inc. (c)	10,910	6,625,970

Financial Services - 2.6%
Mastercard, Inc. - Class A	11,952	5,755,725
NMI Holdings, Inc. - Class A (c)	59,895	1,937,004
Radian Group, Inc.	62,796	2,101,782
Visa, Inc. - Class A	15,913	4,441,000
		14,235,511

Health Care Providers & Services - 8.0%
Cardinal Health, Inc.	46,073	5,155,569
Cencora, Inc.	22,932	5,572,247
Centene Corp. (c)	43,918	3,446,685
Elevance Health, Inc.	8,825	4,576,115
HCA Healthcare, Inc.	11,814	3,940,323
Humana, Inc.	11,049	3,830,909
McKesson Corp.	11,675	6,267,724
Tenet Healthcare Corp. (c)	21,681	2,278,890
UnitedHealth Group, Inc.	15,497	7,666,366
Universal Health Services, Inc. - Class B	13,773	2,513,021
		45,247,849

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	5

	Shares	Fair Value
COMMON STOCKS - 69.5% (continued)
Household Durables - 6.6%
D.R. Horton, Inc.	49,200	$8,095,860
KB Home	36,274	2,571,101
Lennar Corp. - Class A	29,186	5,019,408
Meritage Homes Corp.	21,125	3,706,593
PulteGroup, Inc.	75,189	9,069,297
Taylor Morrison Home Corp. (c)	54,759	3,404,367
Toll Brothers, Inc.	45,447	5,879,478
		37,746,104
Insurance - 4.0%
Assurant, Inc.	12,839	2,416,813
Chubb Ltd.	7,590	1,966,797
Everest Group Ltd.	10,771	4,281,473
Hartford Financial Services Group, Inc.	19,583	2,018,028
Markel Group, Inc. (c)	1,300	1,977,924
Reinsurance Group of America, Inc.	28,839	5,562,466
RenaissanceRe Holdings, Ltd.	20,430	4,801,663
		23,025,164
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A (c)	62,803	9,478,857
Cargurus, Inc. (c)	101,094	2,333,250
IAC, Inc. (c)	40,917	2,182,513
Match Group, Inc. (c)	84,549	3,067,438
Meta Platforms, Inc. - Class A	26,685	12,957,702
Shutterstock, Inc.	45,339	2,076,980
TripAdvisor, Inc. (c)	105,641	2,935,763
Yelp, Inc. (c)	44,306	1,745,656
		36,778,159

	Shares	Fair Value
IT Services - 3.1%
Akamai Technologies, Inc. (c)	36,830	$4,005,631
GoDaddy, Inc. - Class A (c)	41,417	4,915,370
Okta, Inc. (c)	45,447	4,754,665
Wix.com, Ltd. (c)	30,646	4,213,212
		17,888,878
Machinery - 2.9%
AGCO Corp.	9,312	1,145,562
Allison Transmission Holdings, Inc.	28,283	2,295,448
Caterpillar, Inc.	8,964	3,284,679
Cummins, Inc.	4,795	1,412,847
Deere & Co.	6,115	2,511,675
PACCAR, Inc.	28,769	3,564,191
Terex Corp.	28,839	1,857,232
		16,071,634
Media - 1.1%
Charter Communications, Inc. - Class A (c)	7,783	2,261,973
Comcast Corp. - Class A	89,991	3,901,110
		6,163,083
Metals & Mining - 1.1%
Nucor Corp.	13,481	2,667,890
Steel Dynamics, Inc.	23,835	3,533,062
		6,200,952
Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp.	48,018	5,581,612
Shell PLC - ADR	70,047	4,695,951
		10,277,563
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	57,052	11,765,834
KLA Corp.	11,814	8,252,906
Lam Research Corp.	14,796	14,375,350
		34,394,090

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

6	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 69.5% (continued)
Software - 7.3%
Adobe, Inc. (c)	6,393	$3,225,908
Check Point Software Technologies, Ltd. (c)	22,515	3,692,685
Dolby Laboratories, Inc. - Class A	26,824	2,247,047
Fortinet, Inc. (c)	46,907	3,204,217
Microsoft Corp.	43,154	18,155,751
Oracle Corp.	51,493	6,468,036
Progress Software Corp.	25,295	1,348,476
Qualys, Inc. (c)	17,929	2,991,812
		41,333,932
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	61,222	10,498,349

Trading Companies & Distributors - 3.9%
AerCap Holdings NV (c)	44,613	3,877,316
Boise Cascade Co.	14,802	2,270,183
GMS, Inc. (c)	21,334	2,076,651
MSC Industrial Direct Co., Inc. - Class A	11,397	1,105,965
Rush Enterprises, Inc. - Class A	38,359	2,052,974
United Rentals, Inc.	10,493	7,566,607
WESCO International, Inc.	19,805	3,392,200
		22,341,896

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.	27,796	4,536,863
TOTAL COMMON STOCKS (Cost $222,018,665)		395,078,819

	Par	Fair Value
CORPORATE BONDS - 0.9%
Banks - 0.9%
JPMorgan Chase & Co., 1.50%, 01/27/2025 EUR	4,600,000	$4,876,047
TOTAL CORPORATE BONDS (Cost $5,173,344)		4,876,047

	Shares
EXCHANGE TRADED FUNDS - 10.3%
Invesco CurrencyShares Japanese Yen Trust (c)	52,225	3,197,737
iShares 0-5 Year High Yield Corporate Bond ETF	124,214	5,285,306
iShares 0-5 Year TIPS Bond ETF	52,362	5,206,354
iShares 5-10 Year Investment Grade Corporate Bond ETF	221,837	11,446,789
iShares Core Japan Government Bond ETF	215,000	3,484,242
iShares International Treasury Bond ETF (c)	176,215	6,983,400
iShares MBS ETF	63,040	5,826,157
SPDR Bloomberg International Treasury Bond ETF	256,917	5,713,834
SPDR Portfolio Intermediate Term Corporate Bond ETF	237,272	7,756,422
VanEck J. P. Morgan EM Local Currency Bond ETF	160,715	3,939,124
TOTAL EXCHANGE TRADED FUNDS (Cost $57,806,687)		58,839,365

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	7

	Par	Fair Value
U.S. TREASURY OBLIGATIONS - 1.8%
United States Treasury Note/Bond, 3.88%, 08/15/2033	$10,300,000	$10,036,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,943,640)		10,036,062

FOREIGN GOVERNMENT NOTE/BOND - 1.6%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)EUR	8,500,000	9,341,737
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $8,904,390)		9,341,737

	Shares
SHORT-TERM INVESTMENTS - 14.9%
Money Market Funds - 13.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 5.22% (e)(g)	74,206,205	74,206,205

	Par	Fair Value
U.S. Treasury Bills - 1.9%
5.28%, 04/11/2024 (f)(g)	$11,000,000	$10,984,081
TOTAL SHORT-TERM INVESTMENTS (Cost $85,190,286)		85,190,286

TOTAL INVESTMENTS - 99.0% (Cost $389,037,012)		$563,362,316
Other Assets in Excess of Liabilities - 1.0%		5,537,158
TOTAL NET ASSETS - 100.0%		$568,899,474

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

EUR - Euro

(a)Represents less than 0.05% of net assets.

(b)Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(c)Non-income producing security.

(d)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $9,341,737 or 1.6% of the Fund’s net assets.

(e)The rate shown represents the 7-day effective yield as of March 31, 2024.

(f)The rate shown is the effective yield.

(g)All or a portion of the assets have been pledged as collateral for open securities sold short.

Leuthold Core Investment Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited)

8	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (9.0)%
Aerospace & Defense - (0.6)%
Axon Enterprise, Inc.	(2,812)	$(879,819)
HEICO Corp.	(2,017)	(385,247)
L3Harris Technologies, Inc.	(3,644)	(776,536)
RTX Corp.	(8,510)	(829,980)
Spirit AeroSystems Holdings, Inc. - Class A	(10,843)	(391,107)
		(3,262,689)
Automobiles - (0.1)%
Tesla, Inc.	(3,503)	(615,792)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(14,280)	(737,134)

Biotechnology - (0.1)%
Moderna, Inc.	(6,448)	(687,099)

Broadline Retail - (0.1)%
Coupang, Inc.	(47,909)	(852,301)

Capital Markets - (0.3)%
Charles Schwab Corp.	(13,612)	(984,692)
MarketAxess Holdings, Inc.	(1,947)	(426,880)
PJT Partners, Inc. - Class A	(4,355)	(410,502)
		(1,822,074)
Chemicals - (0.7)%
Air Products and Chemicals, Inc.	(2,941)	(712,516)
Albemarle Corp.	(6,217)	(819,028)
Corteva, Inc.	(12,284)	(708,418)
International Flavors & Fragrances, Inc.	(5,502)	(473,117)
Sensient Technologies Corp.	(5,973)	(413,272)

	Shares	Value
Chemicals - (0.7)% - (continued)
Stepan Co.	(3,960)	$(356,558)
Tronox Holdings PLC	(28,008)	(485,939)
		(3,968,848)

Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(4,620)	(456,779)
Rollins, Inc.	(16,859)	(780,066)
		(1,236,845)
Communications Equipment - (0.1)%
Ubiquiti, Inc.	(2,814)	(326,002)
Viasat, Inc.	(13,714)	(248,086)
		(574,088)

Construction & Engineering - (0.1)%
MasTec, Inc.	(5,182)	(483,222)

Consumer Staples Distribution & Retail - (0.1)%
Chefs’ Warehouse, Inc.	(14,260)	(537,032)

Containers & Packaging - (0.0)% (b)
Sealed Air Corp.	(7,467)	(277,772)

Electrical Equipment - (0.3)%
Emerson Electric Co.	(6,477)	(734,621)
Regal Rexnord Corp.	(2,366)	(426,117)
Shoals Technologies Group, Inc. - Class A	(27,108)	(303,067)
		(1,463,805)

Leuthold Core Investment Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited) (continued)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	9

	Shares	Value
COMMON STOCKS - (9.0)% - (continued)
Electronic Equipment, Instruments & Components - (0.3)%
Cognex Corp.	(10,307)	$(437,223)
Corning, Inc.	(30,629)	(1,009,532)
		(1,446,755)

Energy Equipment & Services - (0.2)%
Patterson-UTI Energy, Inc.	(31,285)	(373,543)
Seadrill Ltd.	(8,109)	(407,883)
Valaris Ltd.	(5,371)	(404,222)
		(1,185,648)
Entertainment - (0.1)%
ROBLOX Corp. - Class A	(17,839)	(681,093)

Financial Services - (0.2)%
Jack Henry & Associates, Inc.	(2,238)	(388,808)
WEX, Inc.	(1,852)	(439,905)
		(828,713)
Food Products - (0.1)%
Utz Brands, Inc.	(27,372)	(504,740)

Ground Transportation - (0.4)%
JB Hunt Transport Services, Inc.	(3,426)	(682,631)
Norfolk Southern Corp.	(2,897)	(738,358)
Old Dominion Freight Line, Inc.	(3,440)	(754,426)
		(2,175,415)

Health Care Equipment & Supplies - (1.0)%
Becton Dickinson & Co.	(3,243)	(802,481)
Dexcom, Inc.	(5,566)	(772,004)
Globus Medical, Inc. - Class A	(7,955)	(426,706)
Intuitive Surgical, Inc.	(1,831)	(730,734)
Masimo Corp.	(4,031)	(591,953)

	Shares	Value
Health Care Equipment & Supplies - (1.0)% - (continued)
PROCEPT BioRobotics Corp.	(11,679)	$(577,176)
ResMed, Inc.	(4,505)	(892,125)
STAAR Surgical Co.	(11,919)	(456,259)
Tandem Diabetes Care, Inc.	(20,400)	(722,364)
		(5,971,802)

Hotels, Restaurants & Leisure - (0.2)%
Aramark	(12,703)	(413,102)
Churchill Downs, Inc.	(3,146)	(389,317)
Vail Resorts, Inc.	(1,575)	(350,957)
		(1,153,376)

Household Products - (0.1)%
Clorox Co.	(5,295)	(810,717)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(23,742)	(425,694)
Ormat Technologies, Inc.	(4,125)	(273,034)
		(698,728)

Insurance - (0.2)%
Aon PLC - Class A	(2,123)	(708,488)
Ryan Specialty Holdings, Inc.	(6,493)	(360,361)
		(1,068,849)

Life Sciences Tools & Services - (0.4)%
10X Genomics, Inc. - Class A	(6,042)	(226,756)
Bio-Techne Corp.	(4,578)	(322,245)
Illumina, Inc.	(5,328)	(731,641)
Repligen Corp.	(2,441)	(448,949)
Revvity, Inc.	(3,318)	(348,390)
		(2,077,981)

Leuthold Core Investment Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

10	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (9.0)% - (continued)
Machinery - (0.4)%
Barnes Group, Inc.	(9,495)	$(352,739)
Hillenbrand, Inc.	(7,302)	(367,218)
Kornit Digital Ltd.	(12,878)	(233,349)
Toro Co.	(3,506)	(321,255)
Xylem, Inc./NY	(7,776)	(1,004,970)
		(2,279,531)

Metals & Mining - (0.5)%
Alcoa Corp.	(8,289)	(280,085)
Freeport-McMoRan, Inc.	(16,435)	(772,774)
MP Materials Corp.	(16,310)	(233,233)
Newmont Corp.	(19,638)	(703,826)
Teck Resources Ltd. - Class B	(16,265)	(744,612)
		(2,734,530)

Oil, Gas & Consumable Fuels - (0.5)%
Chevron Corp.	(4,763)	(751,316)
New Fortress Energy, Inc.	(12,582)	(384,883)
Occidental Petroleum Corp.	(11,419)	(742,121)
Talos Energy, Inc.	(23,876)	(332,593)
Texas Pacific Land Corp.	(1,287)	(744,542)
		(2,955,455)

Passenger Airlines - (0.2)%
Alaska Air Group, Inc.	(9,213)	(396,067)
Southwest Airlines Co.	(21,887)	(638,882)
		(1,034,949)

Personal Care Products - (0.1)%
Estee Lauder Cos., Inc. - Class A	(3,141)	(484,185)

	Shares	Value
Professional Services - (0.4)%
Dayforce, Inc.	(5,475)	$(362,500)
Dun & Bradstreet Holdings, Inc.	(32,600)	(327,304)
Equifax, Inc.	(3,124)	(835,733)
Exponent, Inc.	(4,167)	(344,569)
Paylocity Holding Corp.	(1,535)	(263,805)
TransUnion	(5,300)	(422,940)
		(2,556,851)

Real Estate Management & Development - (0.1)%
Howard Hughes Holdings, Inc.	(4,463)	(324,103)

Semiconductors & Semiconductor Equipment - (0.3)%
Power Integrations, Inc.	(5,046)	(361,041)
Silicon Laboratories, Inc.	(2,518)	(361,887)
Texas Instruments, Inc.	(4,947)	(861,817)
		(1,584,745)

Specialty Retail - (0.3)%
Five Below, Inc.	(2,217)	(402,120)
Tractor Supply Co.	(4,013)	(1,050,282)
		(1,452,402)

Water Utilities - (0.1)%
California Water Service Group	(8,001)	(371,886)
TOTAL COMMON STOCKS (Proceeds $48,444,785)		(50,901,155)

Leuthold Core Investment Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited) (continued)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	11

	Shares	Value
EXCHANGE TRADED FUNDS - (2.7)%
Consumer Staples Select Sector SPDR Fund	(25,102)	$(1,916,789)
Invesco Nasdaq 100 ETF	(16,896)	(3,086,730)
iShares Expanded Tech-Software Sector ETF	(11,630)	(991,690)
iShares Semiconductor ETF	(3,094)	(698,997)
iShares U.S. Medical Devices ETF	(26,075)	(1,527,734)
Materials Select Sector SPDR Fund	(19,578)	(1,818,601)
Real Estate Select Sector SPDR Fund	(52,078)	(2,058,643)
SPDR S&P 500 ETF Trust	(2,687)	(1,405,489)
Utilities Select Sector SPDR Fund	(34,248)	(2,248,381)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,156,113)		(15,753,054)

REAL ESTATE INVESTMENT TRUSTS - (0.1)%
Rexford Industrial Realty, Inc.	(7,221)	(363,216)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $371,756)		(363,216)

TOTAL SECURITIES SOLD SHORT - (11.8)% (Proceeds $62,972,654)		$(67,017,425)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)Non-income producing security.

(b)Represents less than 0.05% of net assets.

Leuthold Global Fund

Schedule of Investments

March 31, 2024 (Unaudited)

12	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - 69.4%
Automobiles - 3.3%
Bayerische Motoren Werke AG	905	$104,418
General Motors Co.	3,056	138,590
Hyundai Motor Co.	433	76,194
Mazda Motor Corp.	7,800	90,399
Mercedes-Benz Group AG	1,327	105,679
Nissan Motor Co. Ltd.	18,100	71,721
Stellantis NV	6,206	176,307
		763,308

Banks - 5.1%
ABN AMRO Bank NV (a)	6,378	109,142
ANZ Group Holdings Ltd.	4,092	78,428
Banco Santander SA - ADR	24,957	120,792
Bank of Nova Scotia/The	1,229	63,637
Barclays PLC - ADR	8,791	83,075
Citigroup, Inc.	1,348	85,248
Comerica, Inc.	1,588	87,324
Commerzbank AG	7,639	104,992
M&T Bank Corp.	535	77,810
Mizuho Financial Group, Inc. - ADR	29,716	118,270
Nishi-Nippon Financial Holdings, Inc.	6,900	86,269
Old National Bancorp/IN	4,497	78,293
UniCredit SpA	2,153	81,770
		1,175,050

Capital Markets - 0.6%
SBI Holdings, Inc.	2,900	76,067
UBS Group AG	2,541	78,059
		154,126

	Shares	Value
Construction Materials - 4.3%
Asia Cement Corp.	47,000	$60,127
Buzzi SpA	2,797	109,847
CRH PLC	2,095	180,715
CSR Ltd.	15,267	87,763
Eagle Materials, Inc.	408	110,874
Heidelberg Materials AG	1,087	119,659
Holcim AG	1,598	144,773
Summit Materials, Inc. - Class A (b)	2,133	95,068
Wienerberger AG	2,319	84,472
		993,298

Consumer Staples Distribution & Retail - 2.4%
Andersons, Inc.	1,633	93,685
George Weston Ltd.	833	112,545
Ingles Markets, Inc. - Class A	767	58,813
Koninklijke Ahold Delhaize NV	3,072	91,920
Marks & Spencer Group PLC	33,891	113,496
Tsuruha Holdings, Inc.	1,100	78,495
		548,954

Distributors - 0.4%
LKQ Corp.	1,622	86,631

Electronic Equipment, Instruments & Components - 0.2%
Taiwan Surface Mounting Technology Corp.	16,000	52,739

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	13

	Shares	Value
COMMON STOCKS - 69.4% - (continued)
Health Care Providers & Services - 4.4%
Centene Corp. (b)	3,093	$242,739
Elevance Health, Inc.	478	247,862
Humana, Inc.	436	151,170
Molina Healthcare, Inc. (b)	420	172,549
UnitedHealth Group, Inc.	432	213,710
		1,028,030

Household Durables - 6.6%
Barratt Developments PLC	9,011	54,085
Haseko Corp.	6,100	75,485
KB Home	2,752	195,062
Lennar Corp. - Class A	1,787	307,328
Meritage Homes Corp.	1,692	296,878
Redrow PLC	9,116	76,452
Toll Brothers, Inc.	2,412	312,040
Tri Pointe Homes, Inc. (b)	5,319	205,633
		1,522,963

Insurance - 8.0%
Axis Capital Holdings Ltd.	1,670	108,584
DB Insurance Co. Ltd.	1,348	96,424
Everest Group Ltd.	682	271,095
Fairfax Financial Holdings Ltd.	107	115,338
Loews Corp.	1,448	113,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	802	391,490
Old Republic International Corp.	4,275	131,328
QBE Insurance Group Ltd.	9,692	114,566
Sompo Holdings, Inc.	9,600	201,217
Swiss Re AG	2,437	313,483
		1,856,889

	Shares	Value
Interactive Media & Services - 3.1%
Baidu, Inc. - ADR (b)	1,138	$119,809
CAR Group Ltd.	3,489	82,012
Cargurus, Inc. (b)	2,593	59,847
LY Corp.	27,800	70,416
Match Group, Inc. (b)	2,090	75,825
Scout24 SE (a)	1,052	79,256
SEEK Ltd.	4,499	73,363
Shutterstock, Inc.	1,209	55,384
Yelp, Inc. (b)	1,694	66,744
ZipRecruiter, Inc. - Class A (b)	4,092	47,017
		729,673

IT Services - 4.2%
Alten SA	632	92,239
Amdocs, Ltd.	1,149	103,835
Cognizant Technology Solutions Corp. - Class A	2,338	171,352
Computacenter PLC	2,712	92,205
Fujitsu Ltd.	14,000	224,056
NEC Corp.	1,800	131,410
Wipro, Ltd. - ADR	32,181	185,041
		1,000,138

Metals & Mining - 2.0%
ArcelorMittal SA	3,265	90,049
BlueScope Steel, Ltd.	5,250	81,653
Commercial Metals Co.	1,596	93,797
Ryerson Holding Corp.	1,766	59,161
Ternium SA - ADR	2,537	105,590
		430,250

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

14	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - 69.4% - (continued)
Oil, Gas & Consumable Fuels - 8.0%
APA Corp.	3,953	$135,904
Canadian Natural Resources Ltd.	4,377	334,053
Chord Energy Corp.	940	167,546
Eni SpA - ADR	3,553	112,701
EOG Resources, Inc.	2,083	266,291
Exxon Mobil Corp.	1,639	190,517
Inpex Corp.	11,500	174,814
Petroleo Brasileiro SA - ADR	7,238	110,090
PTT Exploration & Production PCL - NVDR	23,700	97,185
Shell PLC - ADR	1,857	124,493
Suncor Energy, Inc.	3,850	142,104
		1,855,698

Paper & Forest Products - 0.0% (c)
China Forestry Holdings Co. Ltd. (b)(d)	2,484,000	0

Semiconductors & Semiconductor Equipment - 7.8%
Amkor Technology, Inc.	3,954	127,477
Applied Materials, Inc.	1,622	334,505
ASM International NV	508	311,101
Diodes, Inc. (b)	1,201	84,670
Intel Corp.	2,371	104,727
Lam Research Corp.	385	374,054
Sino-American Silicon Products, Inc.	21,000	141,120
SK Hynix, Inc.	1,138	150,757
Skyworks Solutions, Inc.	864	93,588
SUMCO Corp.	4,900	77,473
		1,799,472

	Shares	Value
Software - 5.6%
A10 Networks, Inc.	4,656	$63,741
Check Point Software Technologies, Ltd. (b)	1,726	283,081
Dolby Laboratories, Inc. - Class A	1,339	112,168
Dropbox, Inc. - Class A (b)	5,527	134,306
Fuji Soft, Inc.	1,900	75,330
InterDigital, Inc.	1,112	118,383
Justsystems Corp.	2,200	38,612
Progress Software Corp.	1,755	93,559
PTC, Inc. (b)	1,467	277,175
TeamViewer SE (a)(b)	6,280	93,587
		1,289,942

Trading Companies & Distributors - 3.4%
Boise Cascade Co.	730	111,960
GMS, Inc. (b)	1,170	113,888
ITOCHU Corp.	2,800	120,287
Mitsui & Co. Ltd.	3,400	158,955
Rush Enterprises, Inc. - Class A	1,740	93,125
WESCO International, Inc.	1,160	198,685
		796,900
TOTAL COMMON STOCKS (Cost $12,176,818)		16,084,061

EXCHANGE TRADED FUNDS - 9.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4,178	177,774
iShares 0-5 Year TIPS Bond ETF	2,535	252,055
iShares 5-10 Year Investment Grade Corporate Bond ETF	8,836	455,938
iShares Core Japan Government Bond ETF	23,600	382,456

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	15

	Shares	Value
EXCHANGE TRADED FUNDS - 9.7% - (continued)
iShares International Treasury Bond ETF (b)	5,796	$229,695
iShares MBS ETF	2,949	272,547
SPDR Portfolio Intermediate Term Corporate Bond ETF	7,455	243,704
VanEck J. P. Morgan EM Local Currency Bond ETF	7,755	190,075
TOTAL EXCHANGE TRADED FUNDS (Cost $2,167,721)		2,204,244

	Par
CORPORATE BONDS - 2.1%
Banks - 2.1%
JPMorgan Chase & Co., 1.50%, 01/27/2025	$470,000	498,205
TOTAL CORPORATE BONDS (Cost $512,260)		498,205

U.S. TREASURY OBLIGATIONS - 2.1%
United States Treasury Note/Bond, 3.88%, 08/15/2033	510,000	496,931
TOTAL U.S. TREASURY OBLIGATIONS (Cost $492,355)		496,931

FOREIGN GOVERNMENT NOTE/BOND - 2.0%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (a)	EUR 420,000	461,592
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $439,982)		461,592

	Shares	Value
PREFERRED STOCKS - 0.5%
Automobiles - 0.3%
Volkswagen AG	520	$68,964

Metals & Mining - 0.2%
Gerdau SA - ADR	13,597	60,099
TOTAL PREFERRED STOCKS (Cost $138,862)		129,063

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 6.0%
Fidelity Government Portfolio - Class Institutional, 5.22% (e)(g)	1,394,499	1,394,499

	Par
U.S. Treasury Bills - 2.2%
5.28%, 04/11/2024 (f)(g)	$500,000	499,276
TOTAL SHORT-TERM INVESTMENTS (Cost $1,893,775)		1,893,775

TOTAL INVESTMENTS - 94.0% (Cost $17,821,773)		$21,767,871
Other Assets in Excess of Liabilities - 6.0%		1,405,967
TOTAL NET ASSETS - 100.0%		$23,173,838

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

16	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

EUR - Euro

(a)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $743,577 or 3.2% of the Fund’s net assets.

(b)Non-income producing security.

(c)Represents less than 0.05% of net assets.

(d)Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)The rate shown represents the 7-day effective yield as of March 31, 2024.

(f)The rate shown is the effective yield.

(g)All or a portion of the assets have been pledged as collateral for open securities sold short.

Leuthold Global Fund

Schedule of Currency Exposure

as of March 31, 2024 (Unaudited)

Currency	Value	Percentage of Total Investments
Australian Dollar	$517,786	2.4%
British Pound	336,239	1.5
Canadian Dollar	227,882	1.0
Euro	3,084,639	14.2
Japanese Yen	2,133,462	9.8
South Korean Won	323,375	1.5
Swiss Franc	458,257	2.1
Taiwan New Dollar	253,985	1.2
Thai Baht	97,186	0.4
US Dollar	14,335,060	65.9
Total Investments	$21,767,871	100.0%

Leuthold Global Fund

Schedule of Portfolio Diversification

as of March 31, 2024 (Unaudited)

Country	Value	Percentage of Total Investments
Australia	$517,786	2.4%
Austria	84,472	0.4
Bermuda	379,678	1.7
Brazil	170,189	0.8
Canada	767,676	3.5
China	119,809	0.5
France	553,830	2.5
Germany	1,068,045	4.9
India	185,041	0.9
Ireland	180,715	0.8
Israel	283,081	1.3
Italy	304,318	1.4
Japan	2,251,732	10.3
Luxembourg	195,639	0.9
Netherlands	688,471	3.2
South Korea	323,375	1.5
Spain	120,792	0.6
Switzerland	536,316	2.5
Taiwan	253,985	1.2
Thailand	97,186	0.4
United Kingdom	543,807	2.5
United States	12,141,928	55.8
Total Investments	$21,767,871	100.0%

Leuthold Global Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	17

	Shares	Value
EXCHANGE TRADED FUNDS - (7.4)%
Consumer Staples Select Sector SPDR Fund	(516)	$(39,402)
Invesco Nasdaq 100 ETF	(346)	(63,211)
iShares Expanded Tech-Software Sector ETF	(238)	(20,294)
iShares MSCI ACWI ETF	(6,501)	(715,955)
iShares MSCI EAFE ETF	(6,643)	(530,510)
iShares MSCI Emerging Markets ETF	(2,690)	(110,505)
iShares Semiconductor ETF	(64)	(14,459)
iShares U.S. Medical Devices ETF	(535)	(31,346)
Materials Select Sector SPDR Fund	(402)	(37,342)
Real Estate Select Sector SPDR Fund	(1,067)	(42,178)
SPDR S&P 500 ETF Trust	(55)	(28,769)
Utilities Select Sector SPDR Fund	(703)	(46,152)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,572,522)		(1,680,123)

COMMON STOCKS - (4.5)%
Aerospace & Defense - (0.3)%
Axon Enterprise, Inc.	(58)	(18,147)
HEICO Corp.	(41)	(7,831)
L3Harris Technologies, Inc.	(75)	(15,982)
RTX Corp.	(175)	(17,068)
Spirit AeroSystems Holdings, Inc. - Class A	(223)	(8,044)
		(67,072)

	Shares	Value
Automobiles - (0.1)%
Tesla, Inc.	(72)	$(12,657)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(293)	(15,125)

Biotechnology - (0.1)%
Moderna, Inc.	(132)	(14,066)

Broadline Retail - (0.1)%
Coupang, Inc.	(984)	(17,505)

Capital Markets - (0.2)%
Charles Schwab Corp.	(280)	(20,255)
MarketAxess Holdings, Inc.	(40)	(8,770)
PJT Partners, Inc. - Class A	(90)	(8,484)
		(37,509)

Chemicals - (0.3)%
Air Products and Chemicals, Inc.	(60)	(14,536)
Albemarle Corp.	(128)	(16,863)
Corteva, Inc.	(252)	(14,533)
International Flavors & Fragrances, Inc.	(113)	(9,717)
Sensient Technologies Corp.	(123)	(8,510)
Stepan Co.	(81)	(7,293)
Tronox Holdings PLC	(575)	(9,976)
		(81,428)

Leuthold Global Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

18	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (4.5)% - (continued)
Commercial Services & Supplies - (0.1)%
Casella Waste Systems, Inc. - Class A	(95)	$(9,393)
Rollins, Inc.	(346)	(16,009)
		(25,402)

Communications Equipment - (0.0)% (b)
Ubiquiti, Inc.	(58)	(6,719)
Viasat, Inc.	(282)	(5,102)
		(11,821)

Construction & Engineering - (0.0)% (b)
MasTec, Inc.	(106)	(9,884)

Consumer Staples Distribution & Retail - (0.1)%
Chefs’ Warehouse, Inc.	(293)	(11,034)

Containers & Packaging - (0.0)% (b)
Sealed Air Corp.	(153)	(5,692)

Electrical Equipment - (0.1)%
Emerson Electric Co.	(133)	(15,085)
Regal Rexnord Corp.	(48)	(8,645)
Shoals Technologies Group, Inc. - Class A	(557)	(6,227)
		(29,957)

Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(212)	(8,993)
Corning, Inc.	(629)	(20,732)
		(29,725)

	Shares	Value
Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(645)	$(7,701)
Seadrill Ltd.	(167)	(8,400)
Valaris Ltd.	(110)	(8,279)
		(24,380)

Entertainment - (0.1)%
ROBLOX Corp. - Class A	(366)	(13,974)

Financial Services - (0.1)%
Jack Henry & Associates, Inc.	(46)	(7,992)
WEX, Inc.	(38)	(9,026)
		(17,018)

Food Products - (0.0)% (b)
Utz Brands, Inc.	(563)	(10,382)

Ground Transportation - (0.2)%
JB Hunt Transport Services, Inc.	(70)	(13,947)
Norfolk Southern Corp.	(60)	(15,292)
Old Dominion Freight Line, Inc.	(70)	(15,352)
		(44,591)

Health Care Equipment & Supplies - (0.5)%
Becton Dickinson & Co.	(67)	(16,579)
Dexcom, Inc.	(114)	(15,812)
Globus Medical, Inc. - Class A	(163)	(8,743)
Intuitive Surgical, Inc.	(38)	(15,165)
Masimo Corp.	(83)	(12,188)
PROCEPT BioRobotics Corp.	(240)	(11,861)

Leuthold Global Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited) (continued)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	19

	Shares	Value
COMMON STOCKS - (4.5)% - (continued)
Health Care Equipment & Supplies - (0.5)% - (continued)
ResMed, Inc.	(92)	$(18,219)
STAAR Surgical Co.	(245)	(9,379)
Tandem Diabetes Care, Inc.	(419)	(14,837)
		(122,783)

Hotels, Restaurants & Leisure - (0.1)%
Aramark	(261)	(8,488)
Churchill Downs, Inc.	(65)	(8,044)
Vail Resorts, Inc.	(32)	(7,130)
		(23,662)

Household Products - (0.1)%
Clorox Co.	(109)	(16,689)

Independent Power and Renewable Elec tricity Producers - (0.1)%
AES Corp.	(488)	(8,750)
Ormat Technologies, Inc.	(85)	(5,626)
		(14,376)

Insurance - (0.1)%
Aon PLC - Class A	(44)	(14,684)
Ryan Specialty Holdings, Inc.	(133)	(7,381)
		(22,065)

Life Sciences Tools & Services - (0.2)%
10X Genomics, Inc. - Class A	(124)	(4,654)
Bio-Techne Corp.	(94)	(6,616)
Illumina, Inc.	(109)	(14,968)
Repligen Corp.	(50)	(9,196)

	Shares	Value
Life Sciences Tools & Services - (0.2)% - (continued)
Revvity, Inc.	(68)	$(7,140)
		(42,574)

Machinery - (0.2)%
Barnes Group, Inc.	(195)	(7,244)
Hillenbrand, Inc.	(149)	(7,493)
Kornit Digital Ltd.	(264)	(4,784)
Toro Co.	(72)	(6,597)
Xylem, Inc./NY	(160)	(20,679)
		(46,797)

Metals & Mining - (0.3)%
Alcoa Corp.	(170)	(5,744)
Freeport-McMoRan, Inc.	(338)	(15,893)
MP Materials Corp.	(335)	(4,790)
Newmont Corp.	(403)	(14,444)
Teck Resources Ltd. - Class B	(334)	(15,291)
		(56,162)

Oil, Gas & Consumable Fuels - (0.3)%
Chevron Corp.	(98)	(15,458)
New Fortress Energy, Inc.	(258)	(7,892)
Occidental Petroleum Corp.	(234)	(15,208)
Talos Energy, Inc.	(491)	(6,840)
Texas Pacific Land Corp.	(27)	(15,620)
		(61,018)

Passenger Airlines - (0.1)%
Alaska Air Group, Inc.	(189)	(8,125)
Southwest Airlines Co.	(449)	(13,106)
		(21,231)

Leuthold Global Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

20	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (4.5)% - (continued)
Personal Care Products - (0.0)% (b)
Estee Lauder Cos., Inc. - Class A	(65)	$(10,020)

Professional Services - (0.2)%
Dayforce, Inc.	(113)	(7,482)
Dun & Bradstreet Holdings, Inc.	(669)	(6,717)
Equifax, Inc.	(64)	(17,121)
Exponent, Inc.	(86)	(7,111)
Paylocity Holding Corp.	(32)	(5,500)
TransUnion	(109)	(8,698)
		(52,629)

Real Estate Management & Development - (0.0)% (b)
Howard Hughes Holdings, Inc.	(92)	(6,681)

Semiconductors & Semiconductor Equipment - (0.1)%
Power Integrations, Inc.	(104)	(7,441)
Silicon Laboratories, Inc.	(52)	(7,473)
Texas Instruments, Inc.	(102)	(17,769)
		(32,683)

Specialty Retail - (0.1)%
Five Below, Inc.	(46)	(8,344)
Tractor Supply Co.	(82)	(21,461)
		(29,805)

Shares		Value
Water Utilities - (0.0)% (b)
California Water Service Group	(164)	$(7,623)
TOTAL COMMON STOCKS (Proceeds $1,001,523)		(1,046,020)

REAL ESTATE INVESTMENT TRUSTS - (0.0)% (b)
Rexford Industrial Realty, Inc.	(148)	(7,444)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $7,619)		(7,444)

TOTAL SECURITIES SOLD SHORT - (11.9)% (Proceeds $2,581,664)		$(2,733,587)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)Non-income producing security.

(b)Represents less than 0.05% of net assets.

Leuthold Select Industries Fund

Schedule of Investments

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	21

	Shares	Value
COMMON STOCKS - 99.0%
Banks - 0.9%
M&T Bank Corp.	621	$90,318
Old National Bancorp/IN	5,215	90,793
		181,111

Communications Equipment - 0.9%
Cisco Systems, Inc.	3,378	168,596

Construction Materials - 4.9%
Cemex SAB de CV - ADR (a)	17,977	161,973
CRH PLC	3,048	262,920
Eagle Materials, Inc.	667	181,257
Martin Marietta Materials, Inc.	280	171,903
Summit Materials, Inc. - Class A (a)	3,527	157,199
		935,252

Distributors - 0.8%
LKQ Corp.	2,810	150,082

Electrical Equipment - 0.4%
NEXTracker, Inc. - Class A (a)	1,280	72,026

Electronic Equipment, Instruments & Components - 3.7%
Flex, Ltd. (a)	7,350	210,283
Jabil, Inc.	2,225	298,039
TE Connectivity Ltd.	1,441	209,291
		717,613

	Shares	Value
Energy Equipment & Services - 4.0%
Baker Hughes Co.	4,325	$144,887
Halliburton Co.	3,735	147,234
Liberty Energy, Inc.	3,451	71,505
NOV, Inc.	4,535	88,523
Schlumberger NV	3,106	170,240
Tenaris SA - ADR	3,891	152,800
		775,189

Entertainment - 1.7%
Netflix, Inc. (a)	536	325,529

Financial Services - 3.5%
Mastercard, Inc. - Class A	561	270,161
NMI Holdings, Inc. - Class A (a)	2,887	93,365
Radian Group, Inc.	3,028	101,347
Visa, Inc. - Class A	745	207,915
		672,788

Health Care Providers & Services - 11.3%
Cardinal Health, Inc.	2,265	253,453
Cencora, Inc.	1,108	269,233
Centene Corp. (a)	2,074	162,767
Elevance Health, Inc.	416	215,713
HCA Healthcare, Inc.	580	193,447
Humana, Inc.	516	178,908
McKesson Corp.	576	309,226
Tenet Healthcare Corp. (a)	1,071	112,573
UnitedHealth Group, Inc.	736	364,099
Universal Health Services, Inc. - Class B - Class B	670	122,248
		2,181,667

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

22	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - 99.0% - (continued)
Household Durables - 9.3%
D.R. Horton, Inc.	2,336	$384,389
KB Home	1,735	122,977
Lennar Corp. - Class A	1,397	240,256
Meritage Homes Corp.	997	174,934
PulteGroup, Inc.	3,537	426,633
Taylor Morrison Home Corp. (a)	2,666	165,745
Toll Brothers, Inc.	2,147	277,757
		1,792,691

Insurance - 5.8%
Assurant, Inc.	625	117,650
Chubb Ltd.	368	95,360
Everest Group Ltd.	529	210,278
Hartford Financial Services Group, Inc.	948	97,691
Markel Group, Inc. (a)	63	95,853
Reinsurance Group of America, Inc.	1,421	274,083
RenaissanceRe Holdings, Ltd.	1,001	235,265
		1,126,180

Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A (a)	3,052	460,638
Cargurus, Inc. (a)	4,933	113,854
IAC, Inc. (a)	1,997	106,520
Match Group, Inc. (a)	4,126	149,691
Meta Platforms, Inc. - Class A	1,304	633,196
Shutterstock, Inc.	2,212	101,332

	Shares	Value
Interactive Media & Services - 9.3% - (continued)
TripAdvisor, Inc. (a)	5,154	$143,230
Yelp, Inc. (a)	2,162	85,183
		1,793,644

IT Services - 4.6%
Akamai Technologies, Inc. (a)	1,814	197,291
GoDaddy, Inc. - Class A (a)	2,015	239,140
Okta, Inc. (a)	2,228	233,093
Wix.com, Ltd. (a)	1,502	206,495
		876,019

Machinery - 4.0%
AGCO Corp.	447	54,990
Allison Transmission Holdings, Inc.	1,355	109,972
Caterpillar, Inc.	437	160,130
Cummins, Inc.	238	70,127
Deere & Co.	295	121,168
PACCAR, Inc.	1,372	169,977
Terex Corp.	1,382	89,001
		775,365

Media - 1.6%
Charter Communications, Inc. - Class A (a)	377	109,567
Comcast Corp. - Class A	4,359	188,963
		298,530

Metals & Mining - 1.6%
Nucor Corp.	661	130,812
Steel Dynamics, Inc.	1,171	173,577
		304,389

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	23

	Shares	Value
COMMON STOCKS - 99.0% - (continued)
Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corp.	2,351	$273,280
Shell PLC - ADR	3,378	226,461
		499,741

Semiconductors & Semiconductor Equipment - 8.3%
Applied Materials, Inc.	2,667	550,015
KLA Corp.	550	384,214
Lam Research Corp.	682	662,611
		1,596,840

Software - 10.4%
Adobe, Inc. (a)	321	161,977
Check Point Software Technologies, Ltd. (a)	1,102	180,739
Dolby Laboratories, Inc. - Class A	1,304	109,236
Fortinet, Inc. (a)	2,294	156,703
Microsoft Corp.	2,088	878,463
Oracle Corp.	2,505	314,653
Progress Software Corp.	1,217	64,878
Qualys, Inc. (a)	871	145,344
		2,011,993

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	2,973	509,810

Trading Companies & Distributors - 5.6%
AerCap Holdings NV (a)	2,154	187,204
Boise Cascade Co.	731	112,114
GMS, Inc. (a)	1,039	101,136

	Shares	Value
Trading Companies & Distributors - 5.6% - (continued)
MSC Industrial Direct Co., Inc. - Class A	558	$54,148
Rush Enterprises, Inc. - Class A	1,896	101,474
United Rentals, Inc.	508	366,324
WESCO International, Inc.	954	163,401
		1,085,801

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	1,361	222,142
TOTAL COMMON STOCKS (Cost $12,051,020)		19,072,998

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 5.22% (b)	226,645	226,645
TOTAL SHORT-TERM INVESTMENTS (Cost $226,645)		226,645

TOTAL INVESTMENTS - 100.2% (Cost $12,277,665)		$19,299,643
Liabilities in Excess of Other Assets - (0.2)%		(30,994)
TOTAL NET ASSETS - 100.0%		$19,268,649

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

24	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of March 31, 2024.

Leuthold Grizzly Short Fund

Schedule of Investments

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	25

	Shares	Value
SHORT-TERM INVESTMENTS - 99.3%
Money Market Funds - 81.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 5.22% (a)(b)	54,926,935	$54,926,935

	Par
U.S. Treasury Bills - 17.8%
5.28%, 04/11/2024 (c)	$12,000,000	11,982,633
TOTAL SHORT-TERM INVESTMENTS (Cost $66,909,568)		66,909,568

TOTAL INVESTMENTS - 99.3% (Cost $66,909,568)		$66,909,568
Other Assets in Excess of Liabilities - 0.7% (b)		506,122
TOTAL NET ASSETS - 100.0%		$67,415,690

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)The rate shown represents the 7-day effective yield as of March 31, 2024.

(b)All or a portion of the assets have been pledged as collateral for open securities sold short.

(c)The rate shown is the effective yield.

Leuthold Grizzly Short Fund

Schedule of Securities Sold Short (a)

March 31, 2024 (Unaudited)

26	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (75.0)%
Aerospace & Defense - (4.8)%
Axon Enterprise, Inc.	(2,795)	$(874,500)
HEICO Corp.	(2,003)	(382,573)
L3Harris Technologies, Inc.	(3,618)	(770,996)
RTX Corp.	(8,450)	(824,128)
Spirit AeroSystems Holdings, Inc. - Class A	(10,767)	(388,366)
		(3,240,563)

Automobiles - (0.9)%
Tesla, Inc.	(3,479)	(611,573)

Beverages - (1.1)%
Brown-Forman Corp. - Class B	(14,180)	(731,972)

Biotechnology - (1.0)%
Moderna, Inc.	(6,402)	(682,197)

Broadline Retail - (1.3)%
Coupang, Inc.	(47,573)	(846,324)

Capital Markets - (2.7)%
Charles Schwab Corp.	(13,517)	(977,820)
MarketAxess Holdings, Inc.	(1,933)	(423,810)
PJT Partners, Inc. - Class A	(4,330)	(408,146)
		(1,809,776)

Chemicals - (5.8)%
Air Products and Chemicals, Inc.	(2,910)	(705,006)
Albemarle Corp.	(6,179)	(814,021)
Corteva, Inc.	(12,198)	(703,459)

	Shares	Value
Chemicals - (5.8)% - (continued)
International Flavors & Fragrances, Inc.	(5,464)	$(469,849)
Sensient Technologies Corp.	(5,931)	(410,366)
Stepan Co.	(3,932)	(354,037)
Tronox Holdings PLC	(27,811)	(482,521)
		(3,939,259)

Commercial Services & Supplies - (1.8)%
Casella Waste Systems, Inc. - Class A	(4,588)	(453,615)
Rollins, Inc.	(16,740)	(774,560)
		(1,228,175)

Communications Equipment - (0.9)%
Ubiquiti, Inc.	(2,795)	(323,801)
Viasat, Inc.	(13,618)	(246,349)
		(570,150)

Construction & Engineering - (0.7)%
MasTec, Inc.	(5,146)	(479,864)

Consumer Staples Distribution & Retail - (0.8)%
Chefs’ Warehouse, Inc.	(14,176)	(533,868)

Containers & Packaging - (0.4)%
Sealed Air Corp.	(7,414)	(275,801)

Electrical Equipment - (2.2)%
Emerson Electric Co.	(6,437)	(730,085)
Regal Rexnord Corp.	(2,334)	(420,353)
Shoals Technologies Group, Inc. - Class A	(26,918)	(300,943)
		(1,451,381)

Leuthold Grizzly Short Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	27

	Shares	Value
COMMON STOCKS - (75.0)% - (continued)
Electronic Equipment, Instruments & Components - (2.1)%
Cognex Corp.	(10,247)	$(434,678)
Corning, Inc.	(30,414)	(1,002,445)
		(1,437,123)

Energy Equipment & Services - (1.8)%
Patterson-UTI Energy, Inc.	(31,192)	(372,432)
Seadrill Ltd.	(8,053)	(405,066)
Valaris Ltd.	(5,335)	(401,512)
		(1,179,010)

Entertainment - (1.0)%
ROBLOX Corp. - Class A	(17,714)	(676,321)

Financial Services - (1.2)%
Jack Henry & Associates, Inc.	(2,223)	(386,202)
WEX, Inc.	(1,842)	(437,530)
		(823,732)

Food Products - (0.7)%
Utz Brands, Inc.	(27,204)	(501,642)

Ground Transportation - (3.2)%
JB Hunt Transport Services, Inc.	(3,402)	(677,849)
Norfolk Southern Corp.	(2,878)	(733,516)
Old Dominion Freight Line, Inc.	(3,420)	(750,040)
		(2,161,405)

	Shares	Value
Health Care Equipment & Supplies - (8.8)%
Becton Dickinson & Co.	(3,220)	$(796,789)
Dexcom, Inc.	(5,534)	(767,566)
Globus Medical, Inc. - Class A	(7,899)	(423,702)
Intuitive Surgical, Inc.	(1,821)	(726,743)
Masimo Corp.	(4,016)	(589,750)
PROCEPT BioRobotics Corp.	(11,598)	(573,173)
ResMed, Inc.	(4,473)	(885,788)
STAAR Surgical Co.	(11,849)	(453,580)
Tandem Diabetes Care, Inc.	(20,257)	(717,300)
		(5,934,391)

Hotels, Restaurants & Leisure - (1.7)%
Aramark	(12,616)	(410,272)
Churchill Downs, Inc.	(3,130)	(387,338)
Vail Resorts, Inc.	(1,563)	(348,283)
		(1,145,893)

Household Products - (1.2)%
Clorox Co.	(5,265)	(806,124)

Independent Power and Renewable Electricity Producers - (1.0)%
AES Corp.	(23,576)	(422,718)
Ormat Technologies, Inc.	(4,096)	(271,114)
		(693,832)

Insurance - (1.5)%
Aon PLC - Class A	(2,103)	(701,813)
Ryan Specialty Holdings, Inc.	(6,451)	(358,030)
		(1,059,843)

Leuthold Grizzly Short Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

28	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
COMMON STOCKS - (75.0)% - (continued)
Life Sciences Tools & Services - (3.1)%
10X Genomics, Inc. - Class A	(6,005)	$(225,368)
Bio-Techne Corp.	(4,546)	(319,993)
Illumina, Inc.	(5,289)	(726,285)
Repligen Corp.	(2,432)	(447,293)
Revvity, Inc.	(3,294)	(345,870)
		(2,064,809)

Machinery - (3.4)%
Barnes Group, Inc.	(9,416)	(349,804)
Hillenbrand, Inc.	(7,229)	(363,547)
Kornit Digital Ltd.	(12,787)	(231,701)
Toro Co.	(3,479)	(318,781)
Xylem, Inc./NY	(7,721)	(997,862)
		(2,261,695)

Metals & Mining - (4.0)%
Alcoa Corp.	(8,231)	(278,126)
Freeport-McMoRan, Inc.	(16,322)	(767,460)
MP Materials Corp.	(16,196)	(231,603)
Newmont Corp.	(19,493)	(698,629)
Teck Resources Ltd. - Class B	(16,172)	(740,354)
		(2,716,172)

Oil, Gas & Consumable Fuels - (4.4)%
Chevron Corp.	(4,735)	(746,899)
New Fortress Energy, Inc.	(12,494)	(382,191)
Occidental Petroleum Corp.	(11,339)	(736,922)
Talos Energy, Inc.	(23,722)	(330,447)
Texas Pacific Land Corp.	(1,278)	(739,336)
		(2,935,795)

	Shares	Value
Passenger Airlines - (1.5)%
Alaska Air Group, Inc.	(9,148)	$(393,273)
Southwest Airlines Co.	(21,733)	(634,386)
		(1,027,659)

Personal Care Products - (0.7)%
Estee Lauder Cos., Inc. - Class A	(3,119)	(480,794)

Professional Services - (3.8)%
Dayforce, Inc.	(5,443)	(360,381)
Dun & Bradstreet Holdings, Inc.	(32,371)	(325,005)
Equifax, Inc.	(3,102)	(829,847)
Exponent, Inc.	(4,138)	(342,171)
Paylocity Holding Corp.	(1,525)	(262,087)
TransUnion	(5,265)	(420,147)
		(2,539,638)

Real Estate Management & Development - (0.5)%
Howard Hughes Holdings, Inc.	(4,431)	(321,779)

Semiconductors & Semiconductor Equipment - (2.3)%
Power Integrations, Inc.	(5,017)	(358,966)
Silicon Laboratories, Inc.	(2,502)	(359,588)
Texas Instruments, Inc.	(4,913)	(855,894)
		(1,574,448)

Specialty Retail - (2.1)%
Five Below, Inc.	(2,202)	(399,399)
Tractor Supply Co.	(3,984)	(1,042,692)
		(1,442,091)

Leuthold Grizzly Short Fund

Schedule of Securities Sold Short (a) (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	29

	Shares	Value
COMMON STOCKS - (75.0)% - (continued)
Water Utilities - (0.6)%
California Water Service Group	(7,945)	$(369,284)
TOTAL COMMON STOCKS (Proceeds $48,511,038)		(50,554,383)

EXCHANGE TRADED FUNDS - (23.2)%
Consumer Staples Select Sector SPDR Fund	(25,020)	(1,910,527)
Invesco Nasdaq 100 ETF	(16,737)	(3,057,683)
iShares Expanded Tech-Software Sector ETF	(11,514)	(981,799)
iShares Semiconductor ETF	(3,074)	(694,478)
iShares U.S. Medical Devices ETF	(25,892)	(1,517,012)
Materials Select Sector SPDR Fund	(19,441)	(1,805,874)
Real Estate Select Sector SPDR Fund	(51,579)	(2,038,918)
SPDR S&P 500 ETF Trust	(2,650)	(1,386,136)
Utilities Select Sector SPDR Fund	(34,008)	(2,232,625)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,182,897)		(15,625,052)

REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Rexford Industrial Realty, Inc.	(7,177)	(361,003)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $369,491)		(361,003)

TOTAL SECURITIES SOLD SHORT - (98.8)%
(Proceeds $63,063,426)		$(66,540,438)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)Non-income producing security.

Leuthold Core ETF

Schedule of Investments

March 31, 2024 (Unaudited)

30	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Value
EXCHANGE TRADED FUNDS - 87.3%
Communication Services Select Sector SPDR Fund	95,747	$7,818,700
Direxion Daily S&P 500 Bear 1x Shares	276,930	3,370,238
Fidelity MSCI Energy Index ETF	69,233	1,791,058
Financial Select Sector SPDR Fund	91,300	3,845,556
Health Care Select Sector SPDR Fund	24,651	3,641,692
Industrial Select Sector SPDR Fund	25,473	3,208,579
Invesco CurrencyShares Euro Currency Trust	11,790	1,175,581
Invesco CurrencyShares Japanese Yen Trust(a)	13,268	812,400
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	26,516	1,352,846
iShares 1-3 Year Treasury Bond ETF	100,163	8,191,330
iShares 5-10 Year Investment Grade Corporate Bond ETF	48,014	2,477,522
iShares 7-10 Year Treasury Bond ETF	16,484	1,560,375
iShares MBS ETF	9,583	885,661
iShares MSCI Global Metals & Mining Producers ETF	13,268	553,276
iShares U.S. Healthcare Providers ETF	51,550	2,811,537
iShares U.S. Home Construction ETF	39,782	4,605,562
iShares U.S. Insurance ETF	15,488	1,818,136

	Shares	Value
iShares U.S. Oil Equipment & Services ETF	53,030	$1,254,160
SPDR Bloomberg International Corporate Bond ETF	39,782	1,158,054
SPDR Bloomberg International Treasury Bond ETF	104,599	2,326,282
SPDR Bloomberg Short Term High Yield Bond ETF	34,039	858,464
SPDR S&P Homebuilders ETF	11,788	1,315,423
SPDR S&P Metals & Mining ETF	16,206	976,898
SPDR S&P Semiconductor ETF	1,557	361,380
SPDR S&P Software & Services ETF	5,896	919,723
Technology Select Sector SPDR Fund	69,772	14,531,413
VanEck J. P. Morgan EM Local Currency Bond ETF	24,758	606,819
Vanguard Short-Term Inflation-Protected Securities ETF	16,206	776,105
TOTAL EXCHANGE TRADED FUNDS (Cost $64,246,839)		75,004,770

Leuthold Core ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	31

	Shares	Value
SHORT-TERM INVESTMENTS - 12.7%
Money Market Funds - 12.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 5.22% (b)	10,948,656	$10,948,656
TOTAL SHORT-TERM INVESTMENTS (Cost $10,948,656)		10,948,656

TOTAL INVESTMENTS - 100.0% (Cost $75,195,495)		$85,953,426
Liabilities in Excess of Other Assets – (0.0)% (c)		(34,181)
TOTAL NET ASSETS - 100.0%		$85,919,245

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of March 31, 2024.

(c)Represents less than 0.05% of net assets.

Leuthold Funds

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

32	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost	$389,037,012	$17,821,773
Investments, at fair value	563,362,316	21,767,871
Cash	50,806	116,963
Receivable for Fund shares sold	407,543	9,000
Receivable for investments sold	—	1,010,882
Collateral at broker for securities sold short	72,603,190	3,059,569
Tri-party collateral held at custodian	358,000	16,000
Interest receivable	655,137	27,850
Dividends receivable	189,165	67,261
Other assets	353,123	41,128
Total Assets	637,979,280	26,116,524

LIABILITIES:
Securities sold short, at fair value (proceeds $62,972,654, and $2,581,664, respectively)	67,017,425	2,733,587
Payable for investments purchased	1,031,787	134,816
Payable for Fund shares redeemed	139,744	—
Payable to Adviser	428,201	18,529
Payable to Directors	35,795	1,565
Payable for Audit Fees	26,250	11,500
Dividends payable on securities sold short	33,996	708
Distribution (Rule 12b-1) fees payable	—	770
Shareholder servicing fees payable	38,213	—
Accrued expenses and other liabilities	328,395	41,211
Total Liabilities	69,079,806	2,942,686
NET ASSETS	$568,899,474	$23,173,838

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	33

	Leuthold Core Investment Fund		Leuthold Global Fund
NET ASSETS CONSIST OF:
Capital stock	$384,673,677		$19,208,820
Total distributable earnings	184,225,797		3,965,018
Total Net Assets	$568,899,474		$23,173,838

Retail Class Shares
Net assets	$258,273,270		$3,678,789
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	11,489,730		382,983
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.48	*	$9.61	*
Institutional Class Shares
Net assets	310,626,204		19,495,049
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,740,466		1,991,856
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.61	*	$9.79	*

*Redemption price may differ from NAV if redemption fee is applied.

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2024 (Unaudited)

34	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core Etf
ASSETS:
Investments, at cost	$12,277,665	$66,909,568	$75,195,495
Investments, at fair value	19,299,643	66,909,568	85,953,426
Cash	2,735	—	—
Receivable for Fund shares sold	6,218	58,015	—
Receivable for investments sold	—	254,820	—
Collateral at broker for securities sold short	—	67,387,653	—
Tri-party collateral held at custodian	—	390,000	—
Interest receivable	1,115	5,137	47,676
Dividends receivable	7,630	1,560	5,270
Other assets	10,920	314,969	—
Total Assets	19,328,261	135,321,722	86,006,372

LIABILITIES:
Securities sold short, at fair value (proceeds $0, $63,063,426, and $0, respectively)	—	66,540,438	—
Payable for investments purchased	—	1,006,430	—
Payable for Fund shares redeemed	15,000	134,178	—
Payable to Adviser	12,115	76,039	29,367
Payable to Custodian	1,715	1,553	1,495
Payable to Directors	1,196	4,955	5,239
Payable for Audit Fees	8,700	11,600	8,700
Dividends payable on securities sold short	—	42,147	—
Shareholder servicing fees payable	2,907	6,513	—
Accrued expenses and other liabilities	17,979	82,179	42,326
Total Liabilities	59,612	67,906,032	87,127
NET ASSETS	$19,268,649	$67,415,690	$85,919,245

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	35

	Leuthold Select Industries Fund		Leuthold Grizzly Short Fund	Leuthold Core Etf
NET ASSETS CONSIST OF:
Capital stock	$12,011,551		$443,788,666	$74,762,606
Total distributable earnings	7,257,098		(376,372,976)	11,156,639
Total Net Assets	$19,268,649		$67,415,690	$85,919,245

Retail Class Shares
Net assets	$19,268,649		$67,415,690	$85,919,245
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	499,877		10,713,560	2,550,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$38.55	*	$6.29	$33.69

*Redemption price may differ from NAV if redemption fee is applied.

Leuthold Funds

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

36	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $2,834 and $10,216, respectively)	$7,083,113	$262,024
Interest income	559,873	142,986
Total investment income	7,642,986	405,010

EXPENSES:
Investment advisory fees (Note 3)	2,382,823	108,954
Administration fees	139,359	14,098
Transfer agent fees (Note 5)	189,180	20,656
Legal fees	19,487	2,490
Audit fees	20,750	13,500
Fund accounting fees	51,965	6,876
Custody fees	24,125	7,386
Shareholder servicing fees - Retail Class (Note 5)	115,538	—
Registration fees	27,187	18,448
Report to shareholders	36,036	2,099
Directors’ fees	74,667	1,869
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	4,541
Other	70,138	11,615
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,151,255	212,532
Dividends on securities sold short	509,150	33,291
Total expenses	3,660,405	245,823
NET INVESTMENT INCOME	$3,982,581	$159,187

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	37

	Leuthold Core Investment Fund	Leuthold Global Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$15,585,444	$773,730
Investment companies	(5,133)	(6,710)
Securities sold short	(2,493,240)	(234,960)
Foreign currency and foreign currency translation	(447)	505
Net unrealized appreciation (depreciation) during the period on:
Investments	66,175,326	1,973,223
Investment companies	1,870,767	73,548
Securities sold short	(8,947,448)	(329,899)
Foreign currency and foreign currency translation	272,366	86,676
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	72,457,635	2,336,113
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,440,216	$2,495,300

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2024 (Unaudited)

38	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $0, $0 and $0, respectively)	$102,474	$1,761,799	$938,976
Interest income	—	2,672,425	—
Total investment income	102,474	4,434,224	938,976

EXPENSES:
Investment advisory fees (Note 3)	83,184	547,729	187,327
Administration fees	10,832	29,670	21,161
Transfer agent fees (Note 5)	8,598	39,061	15,226
Legal fees	888	3,916	4,092
Audit fees	6,600	13,800	12,100
Fund accounting fees	2,933	13,648	5,465
Custody fees	3,107	3,185	2,911
Shareholder servicing fees - Retail Class (Note 5)	7,953	26,957	—
Registration fees	11,574	21,132	—
Report to shareholders	2,200	5,083	4,864
Directors’ fees	2,448	11,376	10,751
Other	2,517	16,588	12,352
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	142,834	732,145	276,249
Dividends on securities sold short	—	548,347	—
Reimbursement from Adviser (Note 3)	(16,940)	—	(27,297)
Total expenses	125,894	1,280,492	248,952
NET INVESTMENT INCOME (LOSS)	$(23,420)	$3,153,732	$690,024

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2024 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	39

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on:
Investments	$525,945	$—	$—
Investment companies	—	—	1,322,783
Securities sold short	—	(600,764)	—
Foreign currency and foreign currency translation	—	—	—
Net unrealized appreciation (depreciation) during the period on:
Investments	3,230,676	—	—
Investment companies	—	—	7,137,100
Securities sold short	—	(11,484,247)	—
Foreign currency and foreign currency translation	—	—	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, foreign currency and foreign currency translation	3,756,621	(12,085,011)	8,459,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,733,201	$(8,931,279)	$9,149,907

Leuthold Core Investment Fund

Statements of Changes in Net Assets

40	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024	Year Ended September 30, 2023
	(Unaudited)
OPERATIONS:
Net investment income	$3,982,581	$8,108,171
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	13,086,624	26,967,363
Net unrealized appreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	59,371,011	17,917,833
Net increase in net assets from operations	76,440,216	52,993,367

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(12,355,584)	(19,033,267)
Distributions - Institutional Class	(13,916,364)	(20,902,265)
Total distributions	(26,271,948)	(39,935,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	16,321,464	27,076,389
Proceeds from shares sold - Institutional Class	53,617,743	32,116,861
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	11,841,319	18,425,425
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	12,666,067	18,317,068
Cost of shares redeemed - Retail Class*	(32,447,677)	(59,528,456)
Cost of shares redeemed - Institutional Class**	(35,306,831)	(63,944,117)
Net increase (decrease) in net assets from capital share transactions	26,692,085	(27,536,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	76,860,353	(14,478,995)
NET ASSETS
Beginning of period	492,039,121	506,518,116
End of period	$568,899,474	$492,039,121

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	766,665	1,317,314
Shares sold - Institutional Class	2,556,911	1,565,857
Shares issued to holders in reinvestment of dividends - Retail Class	576,948	917,900
Shares issued to holders in reinvestment of dividends - Institutional Class	613,352	907,787
Shares redeemed - Retail Class	(1,546,729)	(2,911,374)
Shares redeemed - Institutional Class	(1,665,339)	(3,100,906)
Net increase (decrease) in shares outstanding	1,301,808	(1,303,422)

*Net of redemption fees of (Retail Class):	$210	$354
**Net of redemption fees of (Institutional Class):	$243	$387

Leuthold Global Fund

Statements of Changes in Net Assets

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	41

	Six-Months Ended March 31, 2024	Year Ended September 30, 2023
	(Unaudited)
OPERATIONS:
Net investment income	$159,187	$528,505
Net realized income on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	532,565	124,017
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	1,803,548	1,582,751
Net increase in net assets from operations	2,495,300	2,235,273

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(88,516)	(226,835)
Distributions - Institutional Class	(494,163)	(985,871)
Total distributions	(582,679)	(1,212,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	80,805	212,453
Proceeds from shares sold - Institutional Class	73,576	542,561
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	83,467	217,167
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	441,331	960,567
Cost of shares redeemed - Retail Class	(599,334)	(1,379,480)
Cost of shares redeemed - Institutional Class*	(3,118,933)	(2,025,628)
Net decrease in net assets from capital share transactions	(3,039,088)	(1,472,360)

TOTAL DECREASE IN NET ASSETS:	(1,126,467)	(449,793)
NET ASSETS
Beginning of period	24,300,305	24,750,098
End of period	$23,173,838	$24,300,305

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	9,028	23,867
Shares sold - Institutional Class	7,770	59,976
Shares issued to holders in reinvestment of dividends - Retail Class	9,092	24,595
Shares issued to holders in reinvestment of dividends - Institutional Class	47,201	107,009
Shares redeemed - Retail Class	(66,807)	(155,749)
Shares redeemed - Institutional Class	(327,899)	(224,423)
Net decrease in shares outstanding	(321,615)	(164,725)

*Net of redemption fees of (Institutional Class):	$1	$—

Leuthold Select Industries Fund

Statements of Changes in Net Assets

42	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024	Year Ended September 30, 2023
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(23,420)	$44,313
Net realized gain on investments	525,945	889,693
Net unrealized appreciation on investments	3,230,676	1,494,894
Net increase in net assets from operations	3,733,201	2,428,900

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(601,973)	(192,980)
Total distributions	(601,973)	(192,980)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,903,839	6,619,271
Proceeds from shares issued to holders in reinvestment of dividends	592,596	191,147
Cost of shares redeemed	(1,970,327)	(7,399,847)
Net increase (decrease) in net assets from capital share transactions	2,526,108	(589,429)

TOTAL INCREASE IN NET ASSETS:	5,657,336	1,646,491
NET ASSETS
Beginning of period	13,611,313	11,964,822
End of period	$19,268,649	$13,611,313

CHANGES IN SHARES OUTSTANDING:
Shares sold	113,881	207,970
Shares issued to holders in reinvestment of dividends	18,257	6,372
Shares redeemed	(55,610)	(239,270)
Net increase (decrease) in shares outstanding	76,528	(24,928)

Leuthold Grizzly Short Fund

Statements of Changes in Net Assets

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	43

	Six-Months Ended March 31, 2024	Year Ended September 30, 2023
	(Unaudited)
OPERATIONS:
Net investment income	$3,153,732	$7,234,759
Net realized loss on securities sold short and foreign currency and foreign currency translation	(600,764)	(17,466,941)
Net unrealized depreciation on securities sold short and foreign currency and foreign currency translation	(11,484,247)	(25,412,544)
Net decrease in net assets from operations	(8,931,279)	(35,644,726)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(3,648,272)	(5,100,117)
Total distributions	(3,648,272)	(5,100,117)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,443,090	189,789,080
Proceeds from shares issued to holders in reinvestment of dividends	3,051,298	4,292,209
Cost of shares redeemed	(54,829,416)	(240,389,854)
Net decrease in net assets from capital share transactions	(30,335,028)	(46,308,565)

TOTAL DECREASE IN NET ASSETS:	(42,914,579)	(87,053,408)
NET ASSETS
Beginning of period	110,330,269	197,383,677
End of period	$67,415,690	$110,330,269

CHANGES IN SHARES OUTSTANDING:
Shares sold	3,044,162	22,993,951
Shares issued to holders in reinvestment of dividends	468,640	587,566
Shares redeemed	(7,719,555)	(30,009,894)
Net decrease in shares outstanding	(4,206,753)	(6,428,377)

Leuthold Core ETF

Statements of Changes in Net Assets

44	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024	Year Ended September 30, 2023
	(Unaudited)
OPERATIONS:
Net investment income	$690,024	$1,059,209
Net realized gain (loss) on investments	1,322,783	(614,019)
Net unrealized appreciation on investments	7,137,100	5,141,202
Net increase in net assets from operations	9,149,907	5,586,392

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(1,180,984)	(438,080)
Total distributions	(1,180,984)	(438,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,882,113	28,676,585
Cost of shares redeemed	(5,590,305)	(2,907,470)
Net increase in net assets from capital share transactions	11,291,808	25,769,115

TOTAL INCREASE IN NET ASSETS:	19,260,731	30,917,427
NET ASSETS
Beginning of period	66,658,514	35,741,087
End of period	$85,919,245	$66,658,514

CHANGES IN SHARES OUTSTANDING:
Shares sold	525,000	1,000,000
Shares redeemed	(175,000)	(100,000)
Net increase in shares outstanding	350,000	900,000

Leuthold Funds

Notes to the Financial Statements (Unaudited)

Leuthold Funds - 2024 Semi-Annual Report	45

1.   ORGANIZATION AND SIGNIFICANT  ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)Investment Valuation – The Funds value their investments at fair value. Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on

Leuthold Funds

46	Leuthold Funds - 2024 Semi-Annual Report

the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined by the valuation designee pursuant to the fair value methodologies established and applied by the Adviser.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the fair value methodologies established and applied by the Adviser. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s fair value methodologies. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Adviser, as the Valuation Designee, uses its independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined by the Valuation Designee. Some of the factors which may be considered by the Valuation Designee and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b)Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	47

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2024:

Leuthold Core Investment Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$395,078,819	$—	$0	(a)(b)	$395,078,819
Exchange Traded Funds	55,355,123	3,484,242	—		58,839,365
U.S. Treasury Obligations	—	10,036,062	—		10,036,062
Foreign Government Note/Bond	—	9,341,737	—		9,341,737
Corporate Bonds	—	4,876,047	—		4,876,047
Money Market Funds	74,206,205	—	—		74,206,205
U.S. Treasury Bills	—	10,984,081	—		10,984,081
Total Assets	$524,640,147	$38,722,169	$0	(a)(b)	$563,362,316

Liabilities:
Common Stocks	$(50,901,155)	$—	$—		$(50,901,155)
Exchange Traded Funds	(15,753,054)	—	—		(15,753,054)
Real Estate Investment Trusts	(363,216)	—	—		(363,216)
Total Liabilities	$(67,017,42)	$—	$—		$(67,017,425)

(a)Amount is less than $0.50.

(b)Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

Leuthold Global Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$10,290,350	$5,793,711	$0	(a)(b)	$16,084,061
Exchange Traded Funds	1,821,788	382,456	—		2,204,244
Corporate Bonds	—	498,205	—		498,205
U.S. Treasury Obligations	—	496,931	—		496,931
Foreign Government Note/Bond	—	461,592	—		461,592
Preferred Stocks	60,099	68,964	—		129,063
Money Market Funds	1,394,499	—	—		1,394,499
U.S. Treasury Bills	—	499,276	—		499,276
Total Assets	$13,566,736	$8,201,135	$0	(a)(b)	$21,767,871

Leuthold Funds

48	Leuthold Funds - 2024 Semi-Annual Report

Leuthold Global Fund
	Level 1	Level 2	Level 3	Total
Liabilities:
Exchange Traded Funds	$(1,680,123)	$—	$—	$(1,680,123)
Common Stocks	(1,046,020)	—	—	(1,046,020)
Real Estate Investment Trusts	(7,444)	—	—	(7,444)
Total Liabilities	$(2,733,587)	$—	$—	$(2,733,587)

(a)Amount is less than $0.50.

(b)Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

Leuthold Select Industries Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$19,072,998	$—	$—	$19,072,998
Money Market Funds	226,645	—	—	226,645
Total Assets	$19,299,643	$—	$—	$19,299,643

The Fund did not invest in any Level 3 securities during the period.

Leuthold Grizzly Short Fund
	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$54,926,935	$—	$—	$54,926,935
U.S. Treasury Bills	—	11,982,633	—	11,982,633
Total Assets	$54,926,935	$11,982,633	$—	$66,909,568

Liabilities:
Common Stocks	$(50,554,383)	$—	$—	$(50,554,383)
Exchange Traded Funds	(15,625,052)	—	—	(15,625,052)
Real Estate Investment Trusts	(361,003)	—	—	(361,003)
Total Liabilities	$(66,540,438)	$—	$—	$(66,540,438)

The Fund did not invest in any Level 3 securities during the period.

Leuthold Core ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$75,004,770	$—	$—	$75,004,770
Money Market Funds	10,948,656	—	—	10,948,656
Total Assets	$85,953,426	$—	$—	$85,953,426

The Fund did not invest in any Level 3 securities during the period.

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	49

For further information regarding security characteristics, see the Schedules of Investments and Schedules of Securities Sold Short.

c)Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2023 and 2022 was as follows:

Year Ended September 30, 2023
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income	$4,758,362	$283,368	$44,274	$5,100,117	$438,080
Long Term Capital Gain*	35,177,170	929,338	148,706	—	—
Total Distributions Paid	$39,935,532	$1,212,706	$192,980	$5,100,117	$438,080

Year Ended September 30, 2022
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income	$—	$313,965	$72,860	$—	$37,005
Long Term Capital Gain*	29,377,454	376,426	941,270	—	—
Total Distributions Paid	$29,377,454	$690,391	$1,014,130	$—	$37,005

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

Leuthold Funds

50	Leuthold Funds - 2024 Semi-Annual Report

At September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Undistributed Ordinary Income	$1,268,761	$189,380	$—	$1,640,465	$745,919
Undistributed long-term gains	21,944,620	—	400,888	—	—
Distributable earnings	23,213,381	189,380	400,888	1,640,465	745,919
Capital loss carryover and late-year losses	—	(35,796)	—	(372,483,594)	(733,430)
Other accumulated gains (losses)	—	—	—	—	—
Unrealized appreciation (depreciation)	110,844,149	1,898,813	3,724,982	7,049,704	3,175,227
Total accumulated earnings (deficit)	$134,057,530	$2,052,397	$4,125,870	$(363,793,425)	$3,187,716

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, realized gain on redemptions in kind, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Leuthold Core Investment Fund	$(5,253,136)	$5,253,136
Leuthold Global Fund	71	(71)
Leuthold Select Industries Fund	(166,885)	166,885
Grizzly Short Fund	—	—
Leuthold Core ETF	(331,190)	331,190

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$(35,796)	$—	$(372,483,594)	$(461,562)
Unlimited Long-Term	—	—	—	—	(271,868)

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	51

The Funds did not have any late-year losses incurred during the fiscal year ended September 30, 2023 as arising on the first day of the fiscal year ending September 30, 2024. The Funds also did not have any post-October losses.

As of March 31, 2024, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

d)Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling could result in unlimited loss. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash

Leuthold Funds

52	Leuthold Funds - 2024 Semi-Annual Report

collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.

g)Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

h)Foreign Taxes – To the extent certain Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries. Since certain Funds may invest in the securities of a foreign issuer, it can elect to “pass-through” foreign taxes paid by the Funds to its shareholders who, subject to certain limitations, can elect to credit such taxes against their own U.S. federal income tax liability or claim them as a credit. No assurance can be provided that the Funds can or will make such an election.

i)Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)Counterparty Risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) - The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	53

producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

l)Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) - As with all exchange traded funds (“ETFs”), shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

m)Authorized Participants, Market Makers and Liquidity Providers Concentration Risk (Leuthold Core ETF only) - The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

n) Rule 18f-4 under the 1940 Act - On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies as Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund have implemented a derivatives risk management program and comply with Rule 18f-4.

o) Recently Issued Accounting Pronouncements - In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Leuthold Funds

54	Leuthold Funds - 2024 Semi-Annual Report

p)Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the six-months ended March 31, 2024 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF(a)
Purchases	$75,812,303	$3,475,130	$4,191,395	$11,445,569
Sales	60,352,661	5,109,810	2,402,722	10,269,153

Purchases and sales of U.S. Government securities for the six-months ended March 31, 2024 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF(a)
Purchases	$—	$—	$—	$—
Sales	5,831,006	341,281	$—	$—

(a)The Leuthold Core ETF’s purchases and sales exclude in-kind transactions. In-kind purchases and sales as of March 31, 2024 were $14,280,159 and $4,788,862, respectively. During the six-months ended March 31, 2024, the Fund realized $1,040,488 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated earnings to paid-in capital.

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2023, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Tax cost of investments	$287,761,646	$17,880,512	$9,931,049	$(14,520,545)	$63,474,331
Unrealized appreciation	117,764,941	3,858,458	3,992,851	10,362,513	5,017,702
Unrealized depreciation	(6,920,793)	(1,959,645)	(267,869)	(3,312,809)	(1,842,475)
Net unrealized appreciation	$110,844,148	$1,898,813	$3,724,982	$7,049,704	$3,175,227

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	55

3.INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
0.90%	0.90%	1.00%	1.25%	0.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Amounts subject to future recoupment as of March 31, 2024 are as follows:

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/2024	$24,669
9/30/2025	54,459
9/30/2026	52,137
9/30/2027	17,719
Leuthold Core ETF
Year of Expiration	Recoverable Amount
9/30/2024	$59,214
9/30/2025	75,400
9/30/2026	48,986
9/30/2027	27,297

Leuthold Funds

56	Leuthold Funds - 2024 Semi-Annual Report

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. A director and officers of the Company are also officers of the Adviser.

4.DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Compass Distributors, LLC, served as distributor through September 14, 2023, and Quasar Distributors, LLC, which serves as distributor effective September 15, 2023. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.SUB-TRANSFER AGENT AND SHAREHOLDER SERVICING FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6.INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7.ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the fund impossible.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	57

8.LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of and during the six-months ended March 31, 2024, the Funds did not engage in securities lending.

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights

58	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.51		$20.03	$22.91	$19.70	$18.77	$20.50
Income (loss) from investment operations:
Net investment income (loss)(2)	0.15		0.31	0.07	0.07	0.00 (3)	0.09
Net realized and unrealized gains on investments and securities sold short	2.90		1.79	(1.80)	3.17	1.24	0.08
Total from investment operations	3.05		2.10	(1.73)	3.24	1.24	0.17

Less distributions:
From net investment income	(0.17)		(0.18)	—	—	(0.04)	(0.07)
From net realized gains	(0.91)		(1.44)	(1.15)	(0.03)	(0.27)	(1.83)
Total distributions	(1.08)		(1.62)	(1.15)	(0.03)	(0.31)	(1.90)

Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.48		$20.51	$20.03	$22.91	$19.70	$18.77

Total Return	15.42%		10.75%	(8.19%)	16.44%	6.72%	1.21%

Supplemental data and ratios:
Net assets, end of period (thousands)	$258,273		$239,838	$247,766	$286,984	$276,018	$316,887
Ratio of expenses to average net assets(4)	1.43	%(7)	1.39%	1.34%	1.36%	1.34%	1.32%
Ratio of net investment income (loss) to average net assets(5)	1.46	%(7)	1.53%	0.33%	(0.31%)	0.00%	0.48%
Portfolio turnover rate(6)	15.49%		68.00%	64.62%	41.42%	60.08%	66.68%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses were 1.23% for the six-months ended March 31, 2024, 1.23% for the year ended September 30, 2023, 1.16% for the year ended September 30, 2022, 1.23% for the year ended September 30, 2021, 1.20% for the year ended September 30, 2020, and 1.20% for the year ended September 30, 2019.

(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	59

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.61		$20.12	$22.98	$19.74	$18.81	$20.53
Income from investment operations:
Net investment income (loss)(2)	0.16		0.34	0.09	(0.05)	0.02	0.11
Net realized and unrealized gains on investments and securities sold short	2.92		1.79	(1.80)	3.32	1.23	0.09
Total from investment operations	3.08		2.13	(1.71)	3.27	1.25	0.20

Less distributions:
From net investment income	(0.17)		(0.20)	—	—	(0.05)	(0.09)
From net realized gains	(0.91)		(1.44)	(1.15)	(0.03)	(0.27)	(1.83)
Total distributions	(1.08)		(1.64)	(1.15)	(0.03)	(0.32)	(1.92)

Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.61		$20.61	$20.12	$22.98	$19.74	$18.81

Total Return	15.49%		10.83%	(8.08%)	16.56%	6.76%	1.33%

Supplemental data and ratios:
Net assets, end of period (thousands)	$310,626		$252,201	$258,752	$305,516	$268,934	$301,387
Ratio of expenses to average net assets(4)	1.34	%(7)	1.29%	1.26%	1.26%	1.25%	1.22%
Ratio of net investment income (loss) to average net assets(5)	1.54	%(7)	1.63%	0.42%	(0.21%)	0.10%	0.58%
Portfolio turnover rate(6)	15.49%		68.00%	64.62%	41.42%	60.08%	66.68%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses 1.13% for the six-months ended March 31, 2024, were 1.13% for the year ended September 30, 2023, 1.10% for the year ended September 30, 2022, 1.13% for the year ended September 30, 2021, 1.11% for the year ended September 30, 2020, and 1.10% for the year ended September 30, 2019.

(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights

60	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.89		$8.55	$9.72	$8.24		$8.09	$9.11
Income (loss) from investment operations:
Net investment income (loss)(2)	0.05		0.16	0.11	(0.05)		0.00 (3)	0.02
Net realized and unrealized gains (losses) on investments and securities sold short	0.90		0.60	(1.05)	1.53		0.21	(0.39)
Total from investment operations	0.95		0.76	(0.94)	1.48		0.21	(0.37)

Less distributions:
From net investment income	(0.23)		(0.09)	(0.04)	(0.00	)(3)	(0.06)	(0.01)
From net realized gains	—		(0.33)	(0.19)	—		—	(0.64)
Total distributions	(0.23)		(0.42)	(0.23)	—		(0.06)	(0.65)

Redemption fees	0.00	(3)	—	—	—		—	0.00 (3)
Net asset value, end of period	$9.61		$8.89	$8.55	$9.72		$8.24	$8.09

Total Return	10.70%		8.96%	(9.92%)	18.01%		2.56%	(3.97%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$3,679		$3,837	$4,608	$5,691		$4,690	$7,485
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	2.24	%(7)	2.16%	1.96%	1.97%		1.94%	1.88%
After expense reimbursement and recovery	2.24	%(7)	2.16%	1.96%	2.01%		1.91%	1.88%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	1.11	%(7)	1.84%	1.14%	(0.44%)		(0.03%)	0.27%
After expense reimbursement and recovery	1.11	%(7)	1.84%	1.14%	(0.48%)		0.01%	0.27%
Portfolio turnover rate(6)	17.58%		67.20%	54.13%	49.39%		55.31%	93.77%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recorvery were 1.95% and 1.95% for the six-months ended March 31, 2024, 1.91% and 1.91% for the year ended September 30, 2023, 1.65% and 1.65% for the year ended September 30, 2022, 1.73% and 1.78% for the year ended September 30, 2021, 1.74% and 1.69% for the year ended September 30, 2020, and 1.62% and 1.62% for the year ended September 30, 2019, respectively.

(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	61

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.04		$8.67	$9.86	$8.38	$8.21	$9.23
Income (loss) from investment operations:
Net investment income (loss)(2)	0.06		0.19	0.12	(0.04)	0.02	0.04
Net realized and unrealized gains (losses) on investments and securities sold short	0.92		0.61	(1.07)	1.54	0.21	(0.39)
Total from investment operations	0.98		0.80	(0.95)	1.50	0.23	(0.35)

Less distributions:
From net investment income	(0.23)		(0.10)	(0.05)	(0.02)	(0.06)	(0.03)
From net realized gains	—		(0.33)	(0.19)	—	—	(0.64)
Total distributions	(0.23)		(0.43)	(0.24)	(0.02)	(0.06)	(0.67)

Redemption fees	—		—	—	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$9.79		$9.04	$8.67	$9.86	$8.38	$8.21

Total Return	10.90%		9.26%	(9.90%)	17.96%	2.79%	(3.70%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$19,495		$20,464	$20,143	$22,939	$21,097	$45,677
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	1.99	%(7)	1.91%	1.87%	1.90%	1.73%	1.63%
After expense reimbursement and recovery	1.99	%(7)	1.91%	1.87%	1.95%	1.69%	1.63%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	1.35	%(7)	2.12%	1.28%	(0.40%)	0.17%	0.52%
After expense reimbursement and recovery	1.35	%(7)	2.12%	1.28%	(0.45%)	0.21%	0.52%
Portfolio turnover rate(6)	17.58%		67.20%	54.13%	49.39%	55.31%	93.77%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.70% for the six-months ended March 31, 2024, 1.66% and 1.66% for the year ended September 30, 2023, 1.57% and 1.57% for the year ended September 30, 2022, 1.66% and 1.71% for the year ended September 30, 2021, 1.53% and 1.49% for the year ended September 30, 2020, and 1.37% and 1.37% for the year ended September 30, 2019, respectively.

(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Select Industries Fund - Retail - LSLTX

Financial Highlights

62	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$32.15		$26.69	$33.85	$27.06	$25.02	$27.31
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)		0.10	0.09	(0.10)	(0.04)	(0.03)
Net realized and unrealized gains on investments	7.74		5.80	(5.09)	8.85	2.81	(0.16)
Total from investment operations	7.69		5.90	(5.00)	8.75	2.77	(0.19)

Less distributions:
From net investment income	—		(0.44)	(0.08)	—	—	—
From net realized gains	(1.29)		—	(2.08)	(1.96)	(0.73)	(2.10)
Total distributions	(1.29)		(0.44)	(2.16)	(1.96)	(0.73)	(2.10)
Net asset value, end of period	$38.55		$32.15	$26.69	$33.85	$27.06	$25.02

Total Return	24.68%		22.23%	(16.21%)	34.14%	11.28%	(0.19%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$19,269		$13,611	$11,965	$14,741	$8,677	$11,784
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.72	%(3)(5)	1.87%	1.86%	2.03%	2.75%	1.77%
After expense reimbursement and recovery	1.51	%(3)(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	(0.49	%)(4)(5)	(0.04%)	(0.07%)	(0.84%)	(1.40%)	(0.39%)
After expense reimbursement and recovery	(0.28	%)(4)(5)	0.33%	0.29%	(0.31%)	(0.16%)	(0.12%)
Portfolio Turnover	14.73%		103.61%	105.72%	62.93%	73.99%	72.87%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.50% for the six-months ended March 31, 2024.

(4)The net investment income ratios include other extraordinary expenses.

(5)Annualized.

Leuthold Grizzly Short Fund - Retail - GRZZX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2024 Semi-Annual Report	63

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$7.39		$9.25	$7.15	$10.82	$16.15	$17.65
Income (loss) from investment operations:
Net investment income (loss)(2)	0.25		0.39	(0.10)	(0.23)	(0.31)	0.19
Net realized and unrealized losses on investments and securities sold short	(1.04)		(1.95)	2.20	(3.44)	(5.01)	(1.54)
Total from investment operations	(0.79)		(1.56)	2.10	(3.67)	(5.32)	(1.35)

Less distributions:
From net investment income	(0.31)		(0.30)	—	—	(0.01)	(0.15)
From net realized gains	—		—	—	—	—	—
Total distributions	(0.31)		(0.30)	—	—	(0.01)	(0.15)
Net asset value, end of period	$6.29		$7.39	$9.25	$7.15	$10.82	$16.15

Total Return	(10.72%)		(16.77%)	29.37%	(33.92%)	(32.96%)	(7.62%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$67,416		$110,330	$197,384	$60,697	$123,140	$92,238
Ratio of expenses to average net assets(3)	2.92	%(6)	2.71%	2.68%	2.93%	2.84%	2.61%
Ratio of net investment income (loss) to average net assets(4)	7.20	%(6)	4.99%	(1.22%)	(2.93%)	(2.23%)	1.08%
Portfolio turnover rate(5)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)The ratio of expenses to average net assets includes dividends and interest on securites sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses1.65% for the six-months ended March 31, 2024, were 1.63% for the year ended September 30, 2023, 1.61% for the year ended September 30, 2022, 1.68% for the year ended September 30, 2021, 1.24% for the year ended September 30, 2020, and 1.60% for the year ended September 30, 2019.

(4)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(5)The portfolio turnover rate excludes purchases and sales of securities sold short.

(6)Annualized.

Leuthold Core ETF - Retail - LCR

Financial Highlights

64	Leuthold Funds - 2024 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$30.30		$27.49	$30.06	$26.63	$25.00
Income (loss) from investment operations:
Net investment income(3)	0.29		0.51	0.26	0.06	0.08
Net realized and unrealized gains (losses) on investments and securities sold short	3.61		2.52	(2.76)	3.55	1.55
Total from investment operations	3.90		3.03	(2.50)	3.61	1.63

Less distributions:
From net investment income	(0.51)		(0.22)	(0.07)	(0.18)	—
From net realized gains	—		—	—	—	—
Total distributions	(0.51)		(0.22)	(0.07)	(0.18)	—
Net asset value, end of period	$33.69		$30.30	$27.49	$30.06	$26.63

Total Return	12.99%		11.03%	(8.34%)	13.59%	6.52%

Supplemental data and ratios:
Net assets, end of period (thousands)	$85,919		$66,659	$35,741	$15,030	$11,317
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	0.74	%(4)(6)	0.73%	0.98%	1.43%	3.31	%(6)
After expense reimbursement and recovery	0.66	%(4)(6)	0.65%	0.65%	0.65%	0.65	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	1.77	%(5)(6)	1.63%	0.55%	(0.59%)	(2.23	%)(6)
After expense reimbursement and recovery	1.84	%(5)(6)	1.71%	0.88%	0.19%	0.43	%(6)
Portfolio Turnover	16.13%		50.36%	31.03%	70.83%	47.53%

(1)Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020.

(2)For a share outstanding throughout the period. Rounded to the nearest cent.

(3)Net investment income (loss) per share is calculated based on average shares outstanding.

(4)The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.50% for the six-months ended March 31, 2024.

(5)The net investment income ratios include other extraordinary expenses.

(6)Annualized.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	65

Expense Examples – March 31, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and brokerage charges for the Leuthold Core ETF; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2023 - March 31, 2024).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund and Leuthold Global Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Leuthold Funds

Expense Example Tables (Unaudited)

66	Leuthold Funds - 2024 Semi-Annual Report

Leuthold Core Investment Fund - Retail - LCORX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,154.20	$7.70
Hypothetical (5% return before expenses)***	1,000.00	1,017.85	7.21

*Expenses are equal to the Fund’s annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**Excluding dividends and interest on securities sold short and other extraordinary expenses, your actual cost of investment in the Fund would be $6.62 and the Fund’s annualized expense ratio would be 1.23%.

***Excluding dividends and interest on securities sold short and other extraordinary expenses, your hypothetical cost of investment in the Fund would be $6.21 and the Fund’s annualized expense ratio would be 1.23%

Leuthold Core Investment Fund - Institutional - LCRIX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,154.90	$7.22
Hypothetical (5% return before expenses)***	1,000.00	1,018.30	6.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**Excluding dividends and interest on securities sold short and other extraordinary expenses, your actual cost of investment in the Fund would be $6.09 and the Fund’s annualized expense ratio would be 1.13%.

***Excluding dividends and interest on securities sold short and other extraordinary expenses, your hypothetical cost of investment in the Fund would be $5.70 and the Fund’s annualized expense ratio would be 1.13%

Leuthold Global Fund - Retail - GLBLX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,107.00	$11.80
Hypothetical (5% return before expenses)***	1,000.00	1,013.80	11.28

*Expenses are equal to the Fund’s annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**Excluding dividends and interest on securities sold short and other extraordinary expenses, your actual cost of investment in the Fund would be $10.27 and the Fund’s annualized expense ratio would be 1.95%.

***Excluding dividends and interest on securities sold short and other extraordinary expenses, your hypothetical cost of investment in the Fund would be $9.82 and the Fund’s annualized expense ratio would be 1.95%

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Funds - 2024 Semi-Annual Report	67

Leuthold Global Fund - Institutional - GLBIX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,109.00	$10.49
Hypothetical (5% return before expenses)***	1,000.00	1,015.05	10.02

*Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**Excluding dividends and interest on securities sold short and other extraordinary expenses, your actual cost of investment in the Fund would be $8.96 and the Fund’s annualized expense ratio would be 1.70%.

***Excluding dividends and interest on securities sold short and other extra ordinary expenses, your hypothetical cost of investment in the Fund would be $8.57 and the Fund’s annualized expense ratio would be 1.70%.

Leuthold Select Industries Fund - Retail - LSLTX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,246.80	$8.48
Hypothetical (5% return before expenses)***	1,000.00	1,017.45	7.62

*Expenses are equal to the Fund’s annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half period.

**Excluding other extraordinary expenses, your actual cost of investment in the Fund would be $8.43 and the Fund’s annualized expense ratio would be 1.50%.

***Excluding other extra ordinary expenses, your hypothetical cost of investment in the Fund would be $7.57 and the Fund’s annualized expense ratio would be 1.50%.

Grizzly Short Fund - Retail - GRZZX

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$ 892.80	$13.82
Hypothetical (5% return before expenses)***	1,000.00	1,010.40	14.68

*Expenses are equal to the Fund’s annualized expense ratio of 2.92%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half period.

**Excluding dividends and interest on securities sold short and other extraordinary expenses, your actual cost of investment in the Fund would be $7.81 and the Fund’s annualized expense ratio would be 1.65%.

***Excluding dividends and interest on securities sold short and other extraordinary expenses, your hypothetical cost of investment in the Fund would be $8.32 and the Fund’s annualized expense ratio would be 1.65%.

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

68	Leuthold Funds - 2024 Semi-Annual Report

Leuthold Core ETF - LCR

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period* October 1, 2023 - March 31, 2024
Actual**	$1,000.00	$1,129.90	$3.51
Hypothetical (5% return before expenses)***	1,000.00	1,021.70	3.34

*Expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half period.

**Excluding other extraordinary expenses, your actual cost of investment in the Fund would be $3.46 and the Fund’s annualized expense ratio would be 0.65%.

***Excluding other extraordinary expenses, your hypothetical cost of investment in the Fund would be $3.29 and the Fund’s annualized expense ratio would be 0.65%.

Leuthold Funds

Leuthold Funds - 2024 Semi-Annual Report	69

LEUTHOLD ADVISORY CONTRACT RENEWAL DISCLOSURE

On November 16, 2023, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Leuthold Grizzly Short Fund, the Leuthold Select Industries Fund, the Leuthold Global Fund, and the Leuthold Core ETF (collectively, the “Funds”, or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the continuation of the advisory agreements and the relevant factors for the Directors to consider. In considering the relevant factors, the members of the Board of Directors who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss approving the continuation of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from counsel to the Funds that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating approval of the continuation of the advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors while meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

•A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

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•A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•A comparison of the fee structures of other accounts managed by the Adviser.

•Whether economies of scale are recognized by the Funds.

•The costs and profitability of the Funds to the Adviser.

•The independence, expertise, care, and conscientiousness of the Board of Directors.

•Short-term and long-term investment performance of the Funds.

•The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive.

Management noted that in employing its strategy, the Adviser conducts extensive quantitative research on target companies and industry groups. The Directors then discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review and discussions with management, the Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the

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Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials.

Management discussed with the Board the Funds’ investment advisory fees and why the Funds’ fees appear higher than their peers. Management indicated that unlike some of the peers in the analyses that may employ some form of passive management in their strategies, the Adviser manages the Funds solely with an active approach. Mr. Mueller explained that at the Adviser’s size, the Adviser does not have the benefit of economies of scale that some of the larger investment adviser peers may experience. He also discussed the Funds expense ratios with the Directors and indicated that keeping the expense ratios as low as possible is a constant focus of the Adviser.

The Directors compared the Funds’ expense ratios to those of other comparable mutual funds and exchange traded funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that management believes the categories used to compare the Funds to their peer groups are appropriate. After review and discussion, the Directors concluded that the expense ratios of the Funds are within a reasonable range of comparable mutual funds and exchange traded funds, and that the advisory fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of SMAs or private investment companies. Specifically, the Adviser noted the following:

•The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•The Adviser faces substantially greater litigation risk and reputational risk with regard to the Funds than with regard to other accounts the Adviser manages, due in part to the large number of retail shareholders.

•SMAs or private investment companies do not require the same level of services and oversight, nor do they present the same compliance risk.

The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies, and that the services

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performed by the Adviser for the Funds present a higher level of compliance and litigation risk to the Adviser. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Directors noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for SMAs.

Performance

The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Directors believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objectives and investment strategies.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’ peer groups and relevant benchmarks. They noted and discussed the Funds’ periods of underperformance to confirm that the Adviser is taking steps to address underperformance and concluded that they believe the Adviser is actively taking steps to address underperformance. It is the Directors’ expectation that the Adviser’s discipline will lead to favorable results in the long-term, and the Directors will continue to monitor the performance of the Funds.

Based on their discussions with the Adviser at the meeting and the prior quarterly meetings, the Directors concluded that the performance of the Funds is satisfactory, and within a reasonable range of the performance of similar funds.

Costs and Profitability

The Directors reviewed the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. In addition, each Independent Director received and reviewed a copy of the Adviser’s audited financial statements. They also considered the Funds’ overall expense ratios compared to peer group funds.

The Directors discussed the profitability of the Adviser as it relates to the Funds, in meetings with management of the Adviser. They also discussed the impact of the intermediary service fees on the profitability of the Adviser. The Directors also considered the resources and revenues that the Adviser has put into managing and distributing the Funds and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees are fair and within a reasonable range of industry averages.

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Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. However, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds, the Directors do not believe the Funds are recognizing economies of scale at this time. The Directors noted that they are pleased with the Adviser’s efforts to keep overall expenses low, and they determined that the proposed fee schedules are reasonable. The Directors determined to continue to assess the advisability of breakpoints as the Funds grow in size.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser are beneficial to the Funds by aiding in things such as the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds are reasonable.

Conclusion

After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory.

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	Somero Enterprises and Pioneer Sales Group
Steven R. Schroll (1957) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2019	Retired. Served as Senior Equity Portfolio Manager at Ameriprise Financial (Columbia Management) from 2002 to 2018	5	None
Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Sandler Companies (f/k/a Piper Jaffray Companies)	5	Piper Sandler (f/k/a Piper Jaffray Companies)

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Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
Interested Persons
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None
Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary, Treasurer, Chief Compliance Officer and Anti-Money Laundering Officer	One year term for each office Chief Compliance Officer since 2024, and Secretary and Treasurer since 2022	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

Leuthold Funds

Investment Adviser:

The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Fund Accountant,
Shareholder Servicing Agent:

U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:

U.S. Bank, N.A.,
Milwaukee, Wisconsin

Counsel:

Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered
Public Accounting Firm:

Cohen & Company, Ltd.
Cleveland, Ohio

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1-800-273-6886.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	June 4, 2024

By (Signature and Title)*	/s/ Glenn Larson
Glenn Larson, Treasurer/Principal Financial Officer

Date	June 4, 2024

* Print the name and title of each signing officer under his or her signature.

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